As filed with the Securities and Exchange Commission on August 25, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 18, 2014 – June 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS
FUNDS

ACUITAS INTERNATIONAL SMALL CAP FUND

ACUITAS US MICROCAP FUND

ANNUAL REPORT

JUNE 30, 2015

TABLE OF CONTENTS

Acuitas International Small Cap Fund
A Message to Our Shareholders (Unaudited)	2
Performance Chart and Analysis (Unaudited)	5
Schedule of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14

Acuitas US Microcap Fund
A Message to Our Shareholders (Unaudited)	15
Performance Chart and Analysis (Unaudited)	17
Schedule of Investments	18
Statement of Assets and Liabilities	20
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	23

Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	29
Additional Information (Unaudited)	30

ACUITAS INTERNATIONAL SMALL CAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2015

Dear Shareholders:

As of June 30th, 2015, The Acuitas International Small Cap Fund’s (the “Fund”) Net Asset Value was $9.79 per share with total net assets at $46.7 million. Calendar year to date, the Fund has returned 8.42% net of all fees, compared to 7.96% for the Russell Global ex-US Small Cap Index (the “Benchmark”). This represents 46 basis points of outperformance vs. the Benchmark so far in 2015. Since the July 18, 2014 inception, the Fund has returned -1.91% net of all fees and expenses, outperforming the Benchmark’s -2.34% return by 43 basis points over the same time period.

The Acuitas International Small Cap Fund uses a multi-manager structure to invest in publicly traded international small cap companies. We tend to think of small caps as stocks with market caps of $4 billion or less. The Fund invests in equity securities and does not use derivative instruments.

It has been almost a full year since the Fund launched on July 18, 2014. Since the launch, the world has seen a multitude of events that have impacted markets around the globe. While these events caused some short-term volatility in the markets, we remain positive about the long-term prospects of the Fund.

From a sector standpoint, the biggest contributors to the Fund were Materials & Processing, Producer Durables, and Energy. Strong stock selection was the main driver of outperformance in both the Materials & Processing and Producer Durables sectors, while the Fund’s outperformance in Energy was more a result of our underweight to the space. Since inception, the Fund has averaged a 0.43% underweight to the Energy sector, and due in part to the collapse of oil prices, the sector as a whole has declined nearly 40% since the Fund’s inception.  Two negative contributing sectors since the launch of the Fund have been Health Care and Utilities. From an absolute return perspective, Health Care was the top performing sector for the Benchmark. Given the Fund’s underweight to the sector, relative performance vs. the Benchmark was negatively impacted. Within Utilities, stock misses were the cause of the underperformance in the sector.

A few of the leaders for the Fund were:

•
Dialog Semiconductor plc – Dialog Semiconductor is a German technology company that was the top contributor to the Fund’s performance. Since inception, the stock has added 57 basis points of performance to the Fund.

•
Sumitomo Heavy Industries – Sumitomo Heavy Industries is a Japanese heavy equipment manufacturer that has six different business segments and 151 subsidiaries. The large position weight combined with modest absolute returns resulted in the stock contributing 37 basis points to the overall Fund.

•
Betfair Group plc – Betfair Group plc is an online betting and gaming operator based out of the United Kingdom. Since inception, the stock has more than doubled, and is the third largest contributor to the Fund’s performance, adding 35 basis points.

A few of the laggards for the Fund were:

•
Penn West Petroleum Ltd – Penn West Petroleum is an oil and natural gas exploration and production company based in Canada that was hit hard by the collapse in oil prices. It was far and away the largest detractor from the Fund’s performance, as it provided a -121 basis point drag on the Fund’s overall performance.

•
Dolphin Group ASA – Dolphin Group is based in Oslo, Norway and supplies marine geophysical services around the globe. These images are used by oil and gas companies, and the collapse in oil prices negatively impacted the stock. The stock detracted 67 basis points from the Fund’s performance

•
BR Properties S.A. – BR Properties S.A. is a Brazilian company that acquires, manages, sells, and leases commercial properties in cities such as Rio de Janeiro and Sao Paulo. Since inception, the stock has detracted 37 basis points from the Fund’s performance.

ACUITAS INTERNATIONAL SMALL CAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2015

As of June 30, 2015, the Fund’s sector allocation is:

	Acuitas International Small Cap Fund	Russell Global ex-US Small Cap Index
Industrial	29.03%	19.55%
Consumer Staples	19.40%	7.00%
Consumer Discretionary	19.39%	16.78%
Financial	13.77%	20.65%
Information Technology	6.92%	12.22%
Telecommunication Services	4.32%	0.95%
Energy	3.62%	3.57%
Materials	3.55%	9.81%
Utilities	0.00%	2.22%
Health Care	0.00%	7.25%

As of June 30, 2015, the Fund’s top ten countries are:

	Acuitas International Small Cap Fund	Russell Global ex-US Small Cap Index
Japan	23.16%	21.45%
United Kingdom	14.36%	11.08%
Germany	7.17%	2.46%
Taiwan	4.85%	6.32%
Hong Kong	4.32%	2.05%
Canada	4.07%	6.74%
Italy	3.59%	1.53%
Switzerland	3.35%	1.91%
South Korea	3.02%	6.02%
Australia	2.70%	4.42%

As of June 30, 2015, the 10 largest positions in the Fund were:

Name	Weight
Stock Spirits Group PLC	1.36%
DGB Financial Group Co., Ltd.	1.27%
Deutz AG	1.15%
Arrow Global Group PLC	1.10%
Ansaldo STS SpA.	1.08%
Hitachi Construction Machinery Co., Ltd.	1.03%
Monex Group, Inc.	1.01%
EuropaCorp	1.01%
Brembo SpA.	0.96%
Georg Fischer AG	0.95%

International markets ended on uneasy footing with the Greek debt crisis, the Chinese equity market falling, and the continued uncertainty surrounding interest rate increases within the US. While uncertainty reigned in late June, there are multiple short term positives that we see developing in international markets. The Greek crisis has been largely contained and the Eurozone economy is still on track for a recovery in the range of 1-2% growth for 2015. With central banks outside of the US providing liquidity and the Greek crisis contained for the near-term, active investors should benefit from a more rewarding active environment. In Japan, the recent focus from companies on returns to shareholders coupled with QE by the Bank of Japan should also provide a tailwind for equities. We have seen more optimism across the style spectrum from investment managers on Japanese equities as a result. Looking forward, emerging market small cap stocks look to be challenged in the near-term from China related fears as investors have taken a flight to safety. In addition, commodity related plays have experienced significant pressure as there remains increased attention on risk within global equity allocations. Overall, there are pockets of opportunity within the international landscape with encouraging prospects and we continue to believe that our managers will capitalize on these opportunities through superior stock selection.

ACUITAS INTERNATIONAL SMALL CAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2015

We thank you for your continued support.

Best Regards,

Christopher Tessin

ACUITAS INTERNATIONAL SMALL CAP FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2015

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas International Small Cap Fund (the “Fund”) compared with the performance of the benchmark, Russell Global ex-US Small Cap Index (“Russell Global ex-US”), since inception. The Russell Global ex-US is an unmanaged index that measures the performance of the small cap segment of the global equity market, excluding companies assigned to the US. The total return of the Russell Global ex-US includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Global ex-US does not include expenses. The Fund is professionally managed while the Russell Global ex-US is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 805-5628. Shares redeemed within 60 days of purchase will be charged a 1.00% redemption fee. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 2.09% and 2.89%, respectively. The Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% and 1.75% for Institutional and Investor Shares, respectively, through November 1, 2015. The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board of Trustees and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

Shares	Security Description	Value

Equity Securities - 96.7%
Common Stock - 96.1%
Australia - 2.6%
394,920	Decmil Group, Ltd.	$353,453
629	Domino's Pizza Enterprises, Ltd.	17,321
72,800	Echo Entertainment Group, Ltd.	244,896
39,104	GrainCorp, Ltd., Class A	257,658
5,638	Independence Group NL	18,139
4,543	Sandfire Resources NL	20,155
27,580	Sigma Pharmaceuticals, Ltd.	16,385
100,826	Tassal Group, Ltd.	259,048
15,450	Transfield Services, Ltd. (a)	16,987
		1,204,042
Austria - 1.7%
14,528	BUWOG AG (a)	282,305
3,037	Oesterreichische Post AG	139,715
11,717	Palfinger AG	357,918
		779,938
Belgium - 1.0%
11,752	AGFA-Gevaert NV (a)	32,754
2,227	Cie d'Entreprises CFE	276,705
2,405	Melexis NV	139,423
		448,882
Brazil - 0.6%
110,162	MRV Engenharia e Participacoes SA	276,371

Cambodia - 0.3%
214,000	NagaCorp, Ltd.	157,638

Canada - 3.9%
26,940	CAE, Inc.	320,735
35,550	Canam Group, Inc.	395,917
28,250	Cardinal Energy, Ltd.	324,117
16,430	Finning International, Inc.	309,000
37,030	Precision Drilling Corp.	249,041
21,970	Whitecap Resources, Inc.	231,837
		1,830,647
Cayman Islands - 1.3%
92,990	Green Seal Holding, Ltd.	423,442
685,000	Peak Sport Products, Ltd. (a)	167,018
		590,460
Chile - 0.5%
607,364	Ripley Corp SA	251,724

China - 1.8%
80,000	Anhui Expressway Co., Class H	85,144
170,000	Beijing Capital International Airport Co., Ltd., Class H	196,064
295,525	China Lesso Group Holdings, Ltd.	240,566
234,000	Zhejiang Expressway Co., Ltd., Class H	324,818
		846,592
Denmark - 1.2%
12,241	D/S Norden A/S (a)	308,225
4,714	NKT Holding A/S	270,573
		578,798
Faroe Islands - 0.1%
872	Bakkafrost P/F	23,300

Finland - 0.0%
2,891	Sponda OYJ	10,668

France - 2.3%
768	Cegedim SA (a)	32,416
20,424	Derichebourg SA (a)	65,554
4,869	Eurazeo SA	322,164

Shares	Security Description	Value

81,666	EuropaCorp (a)	$469,794
3,520	Saft Groupe SA	137,349
6,237	Technicolor SA	40,677
		1,067,954
Georgia - 0.7%
10,710	Bank of Georgia Holdings PLC	328,148

Germany - 6.9%
2,952	ADVA Optical Networking SE (a)	28,237
650	Amadeus Fire AG	57,972
13,330	Carl Zeiss Meditec AG	339,870
770	Cewe Stiftung & Co. KGAA	43,119
1,391	CTS Eventim AG & Co KGaA	50,718
93,450	Deutz AG	535,499
6,132	Dialog Semiconductor PLC (a)	331,490
951	Homag Group AG	37,097
2,969	Krones AG	310,345
18,151	Nordex SE (a)	434,965
1,641	Pfeiffer Vacuum Technology AG	146,211
5,154	Rheinmetall AG	261,354
3,566	STADA Arzneimittel AG	120,280
4,219	Stroeer Media SE (a)	197,079
13,230	Surteco SE	327,069
		3,221,305
Gibraltar - 0.3%
63,044	888 Holdings PLC	151,063

Hong Kong - 4.2%
50,983	China Cord Blood Corp. (a)	314,055
168,000	China Foods, Ltd. (a)	102,947
499,639	Dah Chong Hong Holdings, Ltd.	259,760
80,000	Emperor International Holdings, Ltd.	18,783
71,000	Far East Consortium International, Ltd.	33,615
58,000	IT, Ltd.	21,774
478,250	Ju Teng International Holdings, Ltd.	230,131
132,270	Lifestyle International Holdings, Ltd.	245,376
4,393,996	REXLot Holdings, Ltd. (b)	223,907
84,000	Shun Tak Holdings, Ltd.	46,489
92,500	SmarTone Telecommunications Holdings, Ltd.	161,336
265,000	Texwinca Holdings, Ltd.	281,357
		1,939,530
Ireland - 0.8%
14,175	Smurfit Kappa Group PLC	387,805

Isle Of Man - 0.7%
26,160	Playtech PLC	336,435

Italy - 3.5%
48,221	Ansaldo STS SpA	501,842
7,550	Banca Generali SpA	265,812
8,137	Biesse SpA	135,710
10,450	Brembo SpA	445,736
51,000	Cairo Communication SpA	266,547
		1,615,647
Japan - 22.3%
61,030	Akebono Brake Industry Co., Ltd.	195,978
13,000	Arcs Co., Ltd.	283,401
6,400	Adastria Co., Ltd.	229,048
5,500	Benesse Holdings, Inc.	137,966
2,300	BML, Inc.	71,978
31,000	Chiyoda Corp.	274,576
35,000	Chugoku Marine Paints, Ltd.	260,244
14,000	Daihen Corp.	71,496
1,100	Daikokutenbussan Co., Ltd.	42,423
10,400	Daiseki Co., Ltd.	201,312

See Notes to Financial Statements.                                                                     6

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

Shares	Security Description	Value

3,600	Doutor Nichires Holdings Co., Ltd.	$63,125
20,000	EPS Holdings, Inc.	242,677
43,200	FIDEA Holdings Co., Ltd.	94,600
7,500	Foster Electric Co, Ltd.	168,709
1,300	Fujimi, Inc.	19,566
8,000	Fujitsu General, Ltd.	102,562
24,500	Funai Electric Co., Ltd.	272,656
6,100	Geo Holdings Corp.	75,113
12,300	Happinet Corp.	129,146
27,500	Hitachi Construction Machinery Co., Ltd.	481,758
60,700	Hitachi Zosen Corp.	346,191
4,700	Hogy Medical Co., Ltd.	241,173
300	Icom, Inc.	7,562
11,700	IT Holdings Corp.	248,942
17,000	J-Oil Mills, Inc.	58,340
90,400	JVC Kenwood Corp.	246,710
3,200	Kaga Electronics Co., Ltd.	41,548
1,900	Kato Sangyo Co., Ltd.	44,510
8,500	Kokuyo Co., Ltd.	73,203
4,100	Kura Corp.	130,318
31,500	Makino Milling Machine Co., Ltd.	317,870
30,000	Marudai Food Co., Ltd.	112,269
170,900	Monex Group, Inc.	470,591
1,400	NEC Networks & System Integration Corp.	30,589
33,700	NET One Systems Co., Ltd.	236,535
5,400	Nichicon Corp.	43,947
2,600	Nichi-iko Pharmaceutical Co., Ltd.	70,638
5,000	Nishimatsuya Chain Co., Ltd.	50,333
6,100	Nitto Kogyo Corp.	137,367
4,400	Pal Co., Ltd.	144,528
50,900	Round One Corp.	248,293
8,900	Ryosan Co., Ltd.	234,163
13,800	Saizeriya Co., Ltd.	306,366
2,400	San-A Co., Ltd.	106,288
6,000	Sankyu, Inc.	32,798
7,000	Sanshin Electronics Co., Ltd.	71,610
25,000	Sanyo Shokai, Ltd.	68,840
13,400	Ship Healthcare Holdings, Inc.	277,011
51,700	SKY Perfect JSAT Holdings, Inc.	277,541
17,300	Star Micronics Co., Ltd.	295,154
16,000	Sumitomo Heavy Industries, Ltd.	93,345
12,850	Sumitomo Real Estate Sales Co., Ltd.	324,439
62,000	Takuma Co., Ltd.	395,146
13,300	Tatsuta Electric Wire and Cable Co., Ltd.	55,206
6,000	The Juroku Bank, Ltd.	24,562
56,000	The Nisshin Oillio Group, Ltd.	229,701
9,000	The Shikoku Bank, Ltd.	20,517
3,200	Toho Holdings Co., Ltd.	73,708
12,100	Toppan Forms Co., Ltd.	166,791
16,000	Toyo Kanetsu KK	29,023
5,400	Warabeya Nichiyo Co., Ltd.	130,207
1,000	Yamazaki Baking Co., Ltd.	16,661
5,000	Yuasa Trading Co., Ltd.	119,704
15,150	Yushin Precision Equipment Co., Ltd.	340,793
		10,409,365
Malaysia - 0.6%
32,400	Berjaya Sports Toto Bhd	28,167
456,300	Supermax Corp. Bhd	250,342
		278,509
Malta - 0.3%
2,073	Unibet Group PLC, SDR	126,283

Shares	Security Description	Value

Mexico - 1.7%
689,681	Consorcio ARA SAB de CV (a)	$264,595
5,921	Grupo Aeroportuario del Centro Norte Sab de CV	29,098
69,348	Grupo Simec SAB de CV, Class B (a)	203,400
12,220	Industrias Bachoco SAB de CV (a)	54,812
120,860	TF Administradora Industrial S de RL de CV REIT	236,453
		788,358
Netherlands - 2.2%
11,620	Arcadis NV	319,589
11,615	BE Semiconductor Industries NV	323,271
13,189	Delta Lloyd NV	216,513
3,440	TKH Group NV, SDR	144,103
		1,003,476
Norway - 2.3%
12,845	Aker ASA, Class A	276,872
61,032	Austevoll Seafood ASA	319,933
1,463,461	Dolphin Group AS (a)	317,314
4,222	Salmar ASA	61,926
3,315	TGS Nopec Geophysical Co ASA	77,416
3,390	Veidekke ASA	37,833
		1,091,294
Portugal - 0.5%
83,620	Mota-Engil SGPS SA	212,737

Singapore - 0.8%
397,800	Keppel DC REIT (a)	310,123
15,900	SATS, Ltd.	43,562
		353,685
South Africa - 1.1%
119,318	Group Five, Ltd.	278,925
11,040	Tiger Brands, Ltd.	257,252
		536,177
South Korea - 2.8%
24,686	Bixolon Co., Ltd.	282,170
46	Crown Confectionery Co., Ltd.	26,393
56,179	DGB Financial Group, Inc.	589,264
898	Hansol Technics Co., Ltd. (a)	18,033
546	Hyundai Elevator Co., Ltd. (a)	36,956
2,526	Hyundai Securities Co., Ltd.	20,540
2,970	Iljin Display Co., Ltd.	23,058
3,004	Jusung Engineering Co., Ltd. (a)	14,893
2,219	KT Hitel Co., Ltd. (a)	20,888
1,180	S&T Motiv Co., Ltd.	70,348
648	Silicon Works Co., Ltd.	21,843
12,595	SL Corp.	202,116
		1,326,502
Spain - 1.4%
10,510	Almirall SA	207,744
17,714	Ebro Foods SA	342,833
4,611	Gamesa Corp Tecnologica SA (a)	72,636
7,517	Papeles y Cartones de Europa SA	42,782
		665,995
Sweden - 2.5%
14,412	Axfood AB	230,179
6,813	Clas Ohlson AB, Class B	119,579
1,976	Duni AB, Class A	26,756
2,974	Fastighets AB Balder, Class B (a)	45,884
11,236	Haldex AB	148,416
8,100	Holmen AB, Class B	236,360
3,027	Intrum Justitia AB	91,652

See Notes to Financial Statements.                               7

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

Shares	Security Description	Value

9,577	Mycronic AB	$69,605
7,983	Nobia AB	83,876
18,240	Peab AB	134,767
		1,187,074
Switzerland - 3.2%
774	Bucher Industries AG	192,558
232	Forbo Holding AG	275,934
6,920	Gategroup Holding AG	218,343
644	Georg Fischer AG	442,558
1,412	Mobilezone Holding AG (a)	25,825
3,590	Valiant Holding AG	349,612
		1,504,830
Taiwan - 4.6%
71,000	Ability Enterprise Co., Ltd.	38,199
57,113	Airtac International Group	358,177
78,000	Alpha Networks, Inc.	48,158
122,400	Chicony Electronics Co., Ltd.	328,468
275,300	China Life Insurance Co., Ltd.	281,952
39,770	Cleanaway Co., Ltd.	235,234
18,000	Coretronic Corp.	21,994
6,000	FLEXium Interconnect, Inc.	24,308
41,000	Getac Technology Corp.	32,091
289,328	King's Town Bank Co., Ltd.	251,308
16,000	Shin Zu Shing Co., Ltd.	48,537
13,000	Sitronix Technology Corp.	42,344
275,000	Teco Electric and Machinery Co., Ltd.	213,462
16,000	Test Research, Inc.	35,159
90,000	Wan Hai Lines, Ltd.	71,464
65,000	Win Semiconductors Corp.	90,586
62,000	Zig Sheng Industrial Co., Ltd.	28,835
		2,150,276
Thailand - 0.5%
35,300	Thai Stanley Electric PCL, Class F	213,730

Turkey - 0.6%
423,547	Turkiye Sinai Kalkinma Bankasi AS	268,658

United Kingdom - 13.8%
24,310	Amec Foster Wheeler PLC	312,261
123,470	Arrow Global Group PLC	513,136
13,496	Berendsen PLC	216,085
9,511	Betfair Group PLC	359,556
19,128	Bovis Homes Group PLC	334,511
54,600	Brewin Dolphin Holdings PLC	250,422
63,000	Cambian Group PLC	296,719
18,774	Domino's Pizza Group PLC	229,204
97,770	Fenner PLC	318,380
4,796	Go-Ahead Group PLC	198,491
15,151	Greggs PLC	281,625
12,705	Halfords Group PLC	105,403
1,197	Keller Group PLC	19,240
14,139	Kennedy Wilson Europe Real Estate PLC	252,373
175,026	McBride PLC	280,510
41,000	Michael Page International PLC	351,096
53,471	N Brown Group PLC	287,504
31,635	Novae Group PLC	352,916
41,287	Pace PLC	241,519
82,569	QinetiQ Group PLC	290,999
209,223	Stock Spirits Group PLC	634,471
51,340	Tyman PLC	258,944
1,698	WS Atkins PLC	40,447
		6,425,812

Shares	Security Description	Value

Virgin Islands, British - 0.5%
334,696	Symphony International Holdings, Ltd.	$251,022

Total Common Stock (Cost $44,037,095)		44,840,730

Shares	Security Description	Rate	Value

Preferred Stock - 0.6%
Brazil - 0.6%
65,100	Banco ABC Brasil SA	0.33%	246,446
921	Cia de Transmissao de Energia Eletrica Paulista	0.69	11,852
			258,298

Total Preferred Stock (Cost $274,779)	258,298

Total Equity Securities (Cost $44,311,874)	45,099,028

Shares	Security Description	Value

Rights - 0.0%
111	Hyundai Elevator Co., Ltd. - Rights (a)(b) (Cost $-)	1,707
Money Market Fund - 4.2%
1,957,123	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (c) (Cost $1,957,123)	1,957,123

Total Investments - 100.9% (Cost $46,268,997)*	$47,057,858
Other Assets & Liabilities, Net – (0.9)%	(404,721)
Net Assets – 100.0%	$46,653,137

PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $225,614 or 0.5% of net assets.
(c)	Variable rate security. Rate presented is as of June 30, 2015.

*	Cost for federal income tax purposes is $46,974,047 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,855,168
Gross Unrealized Depreciation	(2,771,357)
Net Unrealized Appreciation	$83,811

See Notes to Financial Statements.                                                    8

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2015.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Australia	$1,204,042	$-	$-	$1,204,042
Austria	779,938	-	-	779,938
Belgium	448,882	-	-	448,882
Brazil	276,371	-	-	276,371
Cambodia	157,638	-	-	157,638
Canada	1,830,647	-	-	1,830,647
Cayman Islands	590,460	-	-	590,460
Chile	251,724	-	-	251,724
China	846,592	-	-	846,592
Denmark	578,798	-	-	578,798
Faroe Islands	23,300	-	-	23,300
Finland	10,668	-	-	10,668
France	1,067,954	-	-	1,067,954
Georgia	328,148	-	-	328,148
Germany	3,221,305	-	-	3,221,305
Gibraltar	151,063	-	-	151,063
Hong Kong	1,715,623	-	223,907	1,939,530
Ireland	387,805	-	-	387,805
Isle Of Man	336,435	-	-	336,435
Italy	1,615,647	-	-	1,615,647
Japan	10,409,365	-	-	10,409,365
Malaysia	278,509	-	-	278,509
Malta	126,283	-	-	126,283
Mexico	788,358	-	-	788,358
Netherlands	1,003,476	-	-	1,003,476
Norway	1,091,294	-	-	1,091,294
Portugal	212,737	-	-	212,737
Singapore	353,685	-	-	353,685
South Africa	536,177	-	-	536,177
South Korea	1,326,502	-	-	1,326,502
Spain	665,995	-	-	665,995
Sweden	1,187,074	-	-	1,187,074
Switzerland	1,504,830	-	-	1,504,830
Taiwan	2,150,276	-	-	2,150,276
Thailand	-	213,730	-	213,730
Turkey	268,658	-	-	268,658
United Kingdom	6,425,812	-	-	6,425,812
Virgin Islands, British	251,022	-	-	251,022
Preferred Stock
Brazil	258,298	-	-	258,298
Money Market Fund	-	1,957,123	-	1,957,123
Rights	-	-	1,707	1,707
Total Investments at Value	$44,661,391	$2,170,853	$225,614	$47,057,858

See Notes to Financial Statements.                               9

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Rights

Balance as of July 18, 2014***	$-	$-
Transfers in	223,907	1,707
Balance as of June 30, 2015	$223,907	$1,707
Net change in unrealized appreciation (depreciation) from investments held as of June 30, 2015****	$(171,699)	$1,707

***       Commencement of operations.
****	The change in unrealized appreciation is included in net change in unrealized appreciation (depreciation) of investments in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

PORTFOLIO HOLDINGS
% of Total Investments
Australia	2.6%
Austria	1.7%
Belgium	1.0%
Brazil	1.1%
Cambodia	0.3%
Canada	3.9%
Cayman Islands	1.3%
Chile	0.5%
China	1.8%
Denmark	1.2%
Faroe Islands	0.0%
Finland	0.0%
France	2.3%
Georgia	0.7%
Germany	6.8%
Gibraltar	0.3%
Hong Kong	4.1%
Ireland	0.8%
Isle Of Man	0.7%
Italy	3.4%
Japan	22.1%
Malaysia	0.6%
Malta	0.3%
Mexico	1.7%
Netherlands	2.1%
Norway	2.3%
Portugal	0.5%
Singapore	0.8%
South Africa	1.1%
South Korea	2.8%
Spain	1.4%
Sweden	2.5%
Switzerland	3.2%
Taiwan	4.6%
Thailand	0.5%
Turkey	0.6%
United Kingdom	13.7%
United States	4.2%
Virgin Islands, British	0.5%
100.0%

See Notes to Financial Statements.                               10

ACUITAS INTERNATIONAL SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2015

ASSETS
Total investments, at value (Cost $46,268,997)	$47,057,858
Foreign currency (Cost $60,594)	58,471
Receivables:
Fund shares sold	29,965
Investment securities sold	160,758
Dividends	122,029
Prepaid expenses	14,015
Total Assets	47,443,096

LIABILITIES
Payables:
Investment securities purchased	687,467
Fund shares redeemed	6,926
Accrued Liabilities:
Investment adviser fees	30,229
Trustees’ fees and expenses	450
Fund services fees	9,754
Other expenses	55,133
Total Liabilities	789,959

NET ASSETS	$46,653,137

COMPONENTS OF NET ASSETS
Paid-in capital	$46,954,456
Undistributed net investment income	336,049
Accumulated net realized loss	(1,423,468)
Net unrealized appreciation	786,100
NET ASSETS	$46,653,137
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	4,766,422
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$9.79
*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.                                                    11

ACUITAS INTERNATIONAL SMALL CAP FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 2015*

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $96,807)	$917,842
Total Investment Income	917,842
Adviser
EXPENSES
Investment adviser fees	458,386
Fund services fees	144,818
Custodian fees	119,401
Registration fees	6,112
Professional fees	29,144
Trustees' fees and expenses	6,016
Offering costs	61,661
Miscellaneous expenses	90,399
Total Expenses	915,937
Fees waived and expenses reimbursed	(342,953)
Net Expenses	572,984

NET INVESTMENT INCOME	344,858

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,279,343)
Foreign currency transactions	(77,195)
Net realized loss	(1,356,538)
Net change in unrealized appreciation (depreciation) on:
Investments	788,861
Foreign currency translations	(2,761)
Net change in unrealized appreciation (depreciation)	786,100
NET REALIZED AND UNREALIZED LOSS	(570,438)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(225,580)

* Commencement of operations was July 18, 2014.

See Notes to Financial Statements.                                                    12

ACUITAS INTERNATIONAL SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2015	#	42185 #	#
		July 18, 2014* through June 30, 2015
OPERATIONS
Net investment income		$344,858
Net realized loss		(1,356,538)
Net change in unrealized appreciation (depreciation)		786,100
Decrease in Net Assets Resulting from Operations		(225,580)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income		(75,739)

CAPITAL SHARE TRANSACTIONS
Sale of shares		52,981,016
Reinvestment of distributions		75,739
Redemption of shares		(6,107,714)
Redemption fees		5,415
Increase in Net Assets from Capital Share Transactions		46,954,456
Increase in Net Assets		46,653,137

NET ASSETS
Beginning of Period		-
End of Period (Including line (a))		$46,653,137

SHARE TRANSACTIONS
Sale of shares		5,409,007
Reinvestment of distributions		8,397
Redemption of shares		(650,982)
Increase in Shares		4,766,422

(a) Undistributed net investment income		$336,049
* Commencement of operations.

See Notes to Financial Statements.                                                    13

ACUITAS INTERNATIONAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	July 18, 2014 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.08
Net realized and unrealized loss	(0.27)
Total from Investment Operations	(0.19)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)
REDEMPTION FEES (b)	—	(c)
NET ASSET VALUE, End of Period	$9.79
TOTAL RETURN	(1.91	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$46,653
Ratios to Average Net Assets:
Net investment income	0.91	%(e)
Net expenses	1.50	%(e)
Gross expenses (f)	2.40	%(e)
PORTFOLIO TURNOVER RATE	112	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                                                    14

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2015

Dear Shareholders:

As of June 30th, 2015, The Acuitas US Microcap Fund’s (the “Fund”) Net Asset Value was $11.27 per share with total net assets at $37.8 million. Calendar year to date, the Fund has returned 7.64% net of all fees, compared to 6.03% for the Russell Microcap Index (the “Benchmark”). This represents 161 basis points of outperformance vs. the Benchmark so far in 2015. Since the July 18, 2014 inception, the Fund has returned 12.70% net of all fees and expenses. Over the same time period, the Benchmark has returned 12.95%, or 25 basis points more than the Fund.

The Acuitas US Microcap Fund uses a multi-manager structure to invest in publicly traded domestic microcap companies. We tend to think of microcaps as stocks with market caps of $1 billion or less. The Fund invests in equity securities and does not use derivative instruments.

It has been almost a full year since the Fund launched on July 18, 2014. Since the launch, the world has seen a multitude of events that have impacted markets around the globe. While these events caused some short-term volatility in the markets, we remain positive about the long-term prospects of the Fund.

From a sector standpoint, there have been two extreme outliers within US Microcaps: Health Care and Energy. Since the launch of the Fund, Health Care stocks were the top performers within the Russell Microcap® Index, as the sector advanced more than 45%. To put that magnitude of outperformance into perspective, the second best performing sector was Technology, which gained just 14%. The main driver of the Health Care sector’s performance were biotech and pharmaceutical companies. The Fund was underweight in the Health Care sector by an average of 4.46% since inception, as our managers struggle to find quality stocks to purchase in the sector that has many non and negative earning companies. Overall, this underweight detracted 103 basis points from relative performance vs. the Benchmark. The Fund was also underweight in the other outlier, the Energy sector, however that was a benefit to the Fund’s relative performance. The sector as a whole declined more than 52%, and our underweight added 153 basis points of relative performance. Other notable highlights from a sector standpoint were Financial Services and Consumer Staples, with the sectors adding 217 and 174 basis points of outperformance vs. the Benchmark, respectively. The main drivers of returns in those sectors was strong stock selection, a few instances of which we highlight below.

A few of the leaders for the Fund were:

•
John B. Sanfilippo & Son, Inc. – John B. Sanfilippo is a processor and distributor of peanuts and tree nuts that are sold under labels such as Orchard Valley Harvest, Fisher, and Sunshine Country. Since the inception of the Fund, the stock advanced 93.37%, and given the large position weight in our Fund, the stock was the top contributor to our Fund’s performance

•
Customers Bancorp, Inc. – Customers Bancorp, Inc. was another large position in our Fund that performed well, ultimately resulting in the name being the 2nd largest contributor to the Fund’s performance since inception. Overall, the stock advanced 43.18%. Customers Bancorp is a Northeast based regional bank that saw strong momentum in deposit and loan growth.

•
Eagle Pharmaceuticals, Inc. – From a total return standpoint, Eagle Pharmaceuticals has led the way since inception with a 523.54% return. Despite the smaller weighting in the Fund, the stock was a top 10 contributor to overall performance.

A few of the laggards for the Fund were:

•
UFP Technologies, Inc – UFP Technologies was one of the larger positions in the Fund and has declined 14.54% since inception, which provided to be a 60 basis point drag on the Fund’s total performance. A series of misses on earnings and revenue were the main culprit in the weak performance.

•
Destination Maternity Corporation – Declining revenues and mismanagement of inventory for Destination Maternity were the main reasons behind the stock’s 32% decline on the quarter. At quarters end, the stock had detracted 59 basis points from the overall portfolio.

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2015

•
Warren Resources, Inc – While it was one of our smallest positions with an average weight of 0.28% for the Fund since inception, Warren was the largest detractor from performance, costing the Fund -80 basis points in total return. Warren is an energy company involved in the exploration and production of Oil. The dramatic oil price collapse was the driving force behind the stocks -71.47% return since inception.

As of June 30, 2015, the Fund’s sector allocation is:

	Acuitas US Microcap Fund	Russell Microcap®Index
Health Care	19.57%	21.10%
Consumer Discretionary	18.29%	12.94%
Financial	17.65%	26.93%
Industrial	14.43%	10.81%
Information Technology	13.47%	15.32%
Consumer Staples	7.52%	2.22%
Telecommunication Serices	5.95%	1.95%
Energy	2.13%	4.95%
Materials	0.99%	2.68%
Utilities	0.00%	1.10%

As of June 30, 2015, the 10 largest positions in the Fund were:

Ticker	Name	Weight
CUBI	Customers Bancorp, Inc.	3.05%
UFPT	UFP Technologies, Inc.	2.73%
ADUS	Addus HomeCare Corp.	2.63%
JBSS	John B. Sanfilippo & Son, Inc.	2.42%
WINA	Winmark Corp.	2.20%
TRNS	Transcat, Inc.	2.06%
CCF	Chase Corp.	1.83%
AFH	Atlas Financial Holdings, Inc.	1.69%
TLF	Tandy Leather Factory, Inc.	1.65%
CFI	Culp, Inc.	1.61%

Moving forward, we continue to have a positive view of the US Microcap Equity landscape. As we face increasingly clear prospects of interest rate hikes, we looked at historical equity performance across the cap spectrum and found a clear correlation between early interest rate hikes and positive performance by smaller stocks, particularly microcap stocks outperforming the broad market. In addition, earnings growth in smaller companies remains well above earnings growth in large cap stocks. To compound this, EBITDA margins within small stocks increased on the quarter as well as year to date. From a valuation standpoint, while small stocks have performed well as of late, key ratios such as EV/EBITDA and P/B are still below pre-crisis levels. While investors tend to view rising interest rates as a threat to equity returns, periods of rising rates typically coincide with a positive economic environment that supports growth in corporate earnings. As a result, we don’t fear the threat of rate hikes and are excited for the upcoming earnings announcements from our portfolio companies. We do so while reminding investors that early periods of rising interest rates have historically been positive for stocks, particularly the smallest in market cap.

We thank you for your continued support.

Best Regards,

Christopher Tessin

ACUITAS US MICROCAP FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2015

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas US Microcap Fund (the “Fund”) compared with the performance of the benchmark, Russell Microcap® Index (“Russell Microcap”), since inception. The Russell Microcap is an unmanaged index that measures the performance of the microcap segment of the US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization. The total return of the Russell Microcap includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Microcap does not include expenses. The Fund is professionally managed while the Russell Microcap is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 805-5628. Shares redeemed within 60 days of purchase will be charged a 1.00% redemption fee. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 2.16% and 2.97%, respectively. The Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.70% and 1.95% for Institutional and Investor Shares, respectively,  through November 1, 2015. The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board of Trustees and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

Shares	Security Description	Value

Common Stock - 94.6%
Consumer Discretionary - 17.3%
4,850	America's Car-Mart, Inc. (a)	$239,202
16,340	Build-A-Bear Workshop, Inc. (a)	261,277
5,224	Carmike Cinemas, Inc. (a)	138,645
12,822	Chuy's Holdings, Inc. (a)	343,501
4,759	Core-Mark Holding Co., Inc.	281,971
51,790	Crown Crafts, Inc.	414,320
19,700	Culp, Inc.	610,700
17,400	Denny's Corp. (a)	202,014
4,700	El Pollo Loco Holdings, Inc. (a)	97,337
7,875	Ethan Allen Interiors, Inc.	207,428
12,600	Isle of Capri Casinos, Inc. (a)	228,690
10,596	Jamba, Inc. (a)	164,132
5,800	MarineMax, Inc. (a)	136,358
19,313	MDC Partners, Inc., Class A	380,466
7,100	Modine Manufacturing Co. (a)	76,183
4,600	Nautilus, Inc. (a)	98,946
5,200	Perry Ellis International, Inc. (a)	123,604
8,850	Saga Communications, Inc., Class A	334,972
13,781	Sequential Brands Group, Inc. (a)	210,711
26,400	Skullcandy, Inc. (a)	202,488
4,400	Stage Stores, Inc.	77,132
72,650	Tandy Leather Factory, Inc. (a)	624,790
4,400	The Marcus Corp.	84,392
6,600	Tower International, Inc. (a)	171,930
8,450	Winmark Corp.	832,325
		6,543,514
Consumer Staples - 7.1%
18,800	ACCO Brands Corp. (a)	146,076
3,400	Calavo Growers, Inc.	176,562
13,850	Carriage Services, Inc.	330,738
9,800	Central Garden and Pet Co., Class A (a)	111,818
9,300	Global Cash Access Holdings, Inc. (a)	71,982
34,642	Inventure Foods, Inc. (a)	351,617
17,650	John B Sanfilippo & Son, Inc.	916,035
9,800	K12, Inc. (a)	123,970
13,700	Resources Connection, Inc.	220,433
22,418	SunOpta, Inc. (a)	240,545
		2,689,776
Energy - 2.0%
11,250	Natural Gas Services Group, Inc. (a)	256,725
16,300	Newpark Resources, Inc. (a)	132,519
33,159	PetroQuest Energy, Inc. (a)	65,655
2,700	REX American Resources Corp. (a)	171,828
5,650	Thermon Group Holdings, Inc. (a)	135,995
		762,722
Financial - 16.7%
36,000	Arbor Realty Trust, Inc. REIT	243,360
32,350	Atlas Financial Holdings, Inc. (a)	641,501
12,500	Berkshire Hills Bancorp, Inc.	356,000
3,150	Cass Information Systems, Inc.	177,093
42,950	Customers Bancorp, Inc. (a)	1,154,925
1,678	Diamond Hill Investment Group, Inc.	335,029
3,000	Financial Institutions, Inc.	74,520
8,300	First Defiance Financial Corp.	311,499
3,200	First Internet Bancorp	78,400
15,900	First Merchants Corp.	392,730
8,000	Heartland Financial USA, Inc.	297,760
16,000	MainSource Financial Group, Inc.	351,200
4,000	Old Line Bancshares, Inc.	63,560
3,300	Piper Jaffray Cos. (a)	144,012
7,000	Premier Financial Bancorp, Inc.	108,150

Shares	Security Description	Value

29,964	Pzena Investment Management, Inc., Class A	$331,102
14,550	Stock Yards Bancorp, Inc.	549,845
4,700	Suffolk Bancorp	120,602
12,800	Summit Hotel Properties, Inc. REIT	166,528
15,600	Walker & Dunlop, Inc. (a)	417,144
		6,314,960
Healthcare - 18.5%
35,750	Addus HomeCare Corp. (a)	995,995
20,900	Affymetrix, Inc. (a)	228,228
2,200	Almost Family, Inc. (a)	87,802
5,000	Ardelyx, Inc. (a)	79,850
8,011	Arrowhead Research Corp. (a)	57,279
23,148	BioDelivery Sciences International, Inc. (a)	184,258
2,100	BioSpecifics Technologies Corp. (a)	108,360
1,900	Blueprint Medicines Corp. (a)	50,331
2,200	Cambrex Corp. (a)	96,668
11,348	Capital Senior Living Corp. (a)	278,026
5,105	Cynosure, Inc., Class A (a)	196,951
54,600	Enzo Biochem, Inc. (a)	165,438
4,900	Five Prime Therapeutics, Inc. (a)	121,716
14,912	Flamel Technologies, ADR (a)	315,985
20,700	Fortress Biotech, Inc. (a)	69,552
10,900	Genesis Healthcare, Inc. (a)	71,940
36,800	Harvard Bioscience, Inc. (a)	209,760
7,500	Heska Corp. (a)	222,675
5,000	Invitae Corp. (a)	74,400
8,196	Lexicon Pharmaceuticals, Inc. (a)	65,978
8,039	Natus Medical, Inc. (a)	342,140
46,381	NeoGenomics, Inc. (a)	250,921
16,382	Omega Protein Corp. (a)	225,253
27,900	Oncothyreon, Inc. (a)	104,346
11,573	Osiris Therapeutics, Inc. (a)	225,211
8,700	PharMerica Corp. (a)	289,710
5,723	Repligen Corp. (a)	236,188
30,300	Rigel Pharmaceuticals, Inc. (a)	97,263
30,000	SciClone Pharmaceuticals, Inc. (a)	294,600
8,334	Supernus Pharmaceuticals, Inc. (a)	141,511
3,994	T2 Biosystems, Inc. (a)	64,823
5,125	Tracon Pharmaceuticals, Inc. (a)	58,066
10,100	Triple-S Management Corp., Class B (a)	259,166
9,900	Utah Medical Products, Inc.	590,337
4,135	Vascular Solutions, Inc. (a)	143,567
		7,004,294
Industrial - 13.7%
5,800	Advanced Energy Industries, Inc. (a)	159,442
11,800	CECO Environmental Corp.	133,694
17,450	Chase Corp.	693,638
7,100	Ducommun, Inc. (a)	182,257
3,732	FARO Technologies, Inc. (a)	174,284
21,500	Graham Corp.	440,535
2,919	Huron Consulting Group, Inc. (a)	204,593
2,900	Lydall, Inc. (a)	85,724
7,339	Marten Transport, Ltd.	159,256
6,600	MOCON, Inc.	105,270
10,622	Newport Corp. (a)	201,393
7,000	Olympic Steel, Inc.	122,080
2,300	Patrick Industries, Inc. (a)	87,515
7,138	Quality Distribution, Inc. (a)	110,353
9,400	Quanex Building Products Corp.	201,442
82,450	Transcat, Inc. (a)	779,153
10,008	Tutor Perini Corp. (a)	215,973
49,350	UFP Technologies, Inc. (a)	1,032,402
1,400	VSE Corp.	74,914
		5,163,918

See Notes to Financial Statements.                               18

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

Shares	Security Description	Value

Information Technology - 12.8%
61,650	American Software, Inc., Class A	$585,675
9,618	CalAmp Corp. (a)	175,625
20,110	Callidus Software, Inc. (a)	313,314
60,100	Ciber Inc (a)	207,345
5,000	DTS, Inc. (a)	152,450
6,100	Encore Wire Corp.	270,169
13,900	Evolving Systems, Inc.	124,544
30,648	inContact, Inc. (a)	302,496
31,000	Limelight Networks, Inc. (a)	122,140
51,300	Mattson Technology, Inc. (a)	171,855
27,190	Maxwell Technologies, Inc. (a)	162,324
10,700	Mercury Systems, Inc. (a)	156,648
56,300	Merge Healthcare, Inc. (a)	270,240
6,707	Monotype Imaging Holdings, Inc.	161,706
19,000	NeoPhotonics Corp. (a)	173,470
12,137	PDF Solutions, Inc. (a)	194,192
2,618	Proofpoint, Inc. (a)	166,688
3,544	Qualys, Inc. (a)	143,000
11,300	Sigma Designs, Inc. (a)	134,809
4,214	SPS Commerce, Inc. (a)	277,281
13,900	Sykes Enterprises, Inc. (a)	337,075
15,166	TubeMogul, Inc. (a)	216,722
		4,819,768
Materials - 0.9%
26,000	Mercer International, Inc. (a)	355,680

Telecommunication Services - 5.6%
41,101	Boingo Wireless, Inc. (a)	339,494
6,500	Comtech Telecommunications Corp.	188,825
38,076	Entravision Communications Corp., Class A	313,366
12,400	Inteliquent, Inc.	228,160
13,960	Perficient, Inc. (a)	268,590
24,928	Premiere Global Services, Inc. (a)	256,509
92,300	TeleCommunication Systems, Inc., Class A (a)	305,513
46,700	Vonage Holdings Corp. (a)	229,297
		2,129,754

Total Common Stock (Cost $32,623,953)		35,784,386
Investment Companies - 2.1%
1,300	iShares Russell 2000 Value ETF	132,548
4,271	PowerShares S&P SmallCap Health Care Portfolio	304,095
1,374	SPDR S&P Biotech ETF	346,578
Total Investment Companies (Cost $602,001)		783,221

Money Market Fund - 2.9%
1,108,808	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (b) (Cost $1,108,808)	1,108,808
Total Investments - 99.6% (Cost $34,334,762)*		$37,676,415
Other Assets & Liabilities, Net – 0.4%		146,236
Net Assets – 100.0%		$37,822,651

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2015.

* Cost for federal income tax purposes is $34,378,097 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,222,199
Gross Unrealized Depreciation	(1,923,881)
Net Unrealized Appreciation	$3,298,318

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$36,567,607
Level 2 - Other Significant Observable Inputs	1,108,808
Level 3 - Significant Unobservable Inputs	-
Total	$37,676,415

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

AFA

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	17.4%
Consumer Staples	7.1%
Energy	2.0%
Financial	16.8%
Healthcare	18.6%
Industrial	13.7%
Information Technology	12.8%
Materials	0.9%
Telecommunication Services	5.7%
Investment Companies	2.1%
Money Market Fund	2.9%
100.0%

See Notes to Financial Statements.                               19

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2015

AFA

ASSETS
Total investments, at value (Cost $34,334,762)	$37,676,415
Receivables:
Investment securities sold	795,668
Dividends	23,633
Prepaid expenses	13,582
Total Assets	38,509,298

LIABILITIES
Payables:
Investment securities purchased	606,737
Fund shares redeemed	7,361
Accrued Liabilities:
Investment adviser fees	35,998
Trustees’ fees and expenses	350
Fund services fees	8,031
Other expenses	28,170
Total Liabilities	686,647

NET ASSETS	$37,822,651

COMPONENTS OF NET ASSETS
Paid-in capital	$33,750,282
Accumulated net realized gain	730,716
Net unrealized appreciation	3,341,653
NET ASSETS	$37,822,651
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	3,356,257
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$11.27
*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.                               20

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 2015*

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,095)	$290,218
Total Investment Income	290,218
Adviser
EXPENSES
Investment adviser fees	421,210
Fund services fees	126,882
Custodian fees	19,247
Registration fees	4,673
Professional fees	24,076
Trustees' fees and expenses	5,179
Offering costs	62,537
Miscellaneous expenses	49,965
Total Expenses	713,769
Fees waived and expenses reimbursed	(202,299)
Net Expenses	511,470

NET INVESTMENT LOSS	(221,252)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	951,968
Net change in unrealized appreciation (depreciation) on investments	3,341,653
NET REALIZED AND UNREALIZED GAIN	4,293,621
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,072,369

* Commencement of operations was July 18, 2014.

See Notes to Financial Statements.                               21

ACUITAS US MICROCAP FUND
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2015	#	42185 #	#
		July 18, 2014* through June 30, 2015
OPERATIONS
Net investment loss		$(221,252)
Net realized gain		951,968
Net change in unrealized appreciation (depreciation)		3,341,653
Increase in Net Assets Resulting from Operations		4,072,369

CAPITAL SHARE TRANSACTIONS
Sale of shares		36,805,158
Redemption of shares		(3,056,009)
Redemption fees		1,133
Increase in Net Assets from Capital Share Transactions		33,750,282
Increase in Net Assets		37,822,651

NET ASSETS
Beginning of Period		-
End of Period		$37,822,651

SHARE TRANSACTIONS
Sale of shares		3,644,760
Redemption of shares		(288,503)
Increase in Shares		3,356,257

* Commencement of operations.

See Notes to Financial Statements.                                                    22

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	July 18, 2014 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.07)
Net realized and unrealized gain	1.34
Total from Investment Operations	1.27
REDEMPTION FEES (b)	—	(c)
NET ASSET VALUE, End of Period	$11.27
TOTAL RETURN	12.70	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$37,823
Ratios to Average Net Assets:
Net investment loss	(0.74	)%(e)
Net expenses	1.70	%(e)
Gross expenses (f)	2.37	%(e)
PORTFOLIO TURNOVER RATE	58	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                                                    23

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2015

Note 1. Organization

Acuitas International Small Cap Fund and Acuitas US Microcap Fund (individually, a “Fund” and, collectively the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two class of shares: Institutional Shares and Investor Shares.  As of December 31, 2014, Investor Shares had not commenced operations. Each Fund seeks capital appreciation. Each Fund commenced operations on July 18, 2014.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Forward currency contracts are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2015

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of June 30, 2015, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after each Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its net asset value. The values of each individual forward currency contract outstanding in Acuitas International Small Cap Fund as of June 30, 2015, are disclosed in Acuitas International Small Cap Fund’s Schedule of Investments.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2015

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Offering Costs – Offering costs of $61,661 and $62,537 for the Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively, consist of fees related to certain startup legal costs, initial registration filings, and printing and mailing of the initial prospectus. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Funds.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 1.20% and 1.40% of the average daily net assets of Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively.

Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust paid each Independent Trustee an annual retainer fee of $5,000 for service to the Trust ($20,000 for the Chairman) for 2014. Effective January 1, 2015, each Independent Trustee’s annual retainer fee is $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 4. Expense Reimbursement and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2015 for Acuitas International Small Cap Fund. The Adviser has also contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.70% and Investor Shares to 1.95% through

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2015

November 1, 2015 for Acuitas US Microcap Fund. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period July 18, 2014, through June 30, 2015, the fees waived and/or reimbursed expenses were as follows:

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
Acuitas International Small Cap Fund	$305,134	$37,819	$342,953
Acuitas US Microcap Fund	165,292	37,007	202,299

Each Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board of Trustees and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. As of June 30, 2015, the following amounts are subject to recapture by theAdviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
Acuitas International Small Cap Fund	$305,134	June 30, 2018	$-
Acuitas US Microcap Fund	165,292	June 30, 2018	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2015, were as follows:

	Purchases	Sales
Acuitas International Small Cap Fund	$89,341,666	$43,780,265
Acuitas US Microcap Fund	50,224,907	17,950,920

Note 6. Federal Income Tax

Distributions paid during the fiscal period ended June 30, 2015, were characterized for tax purposes as follows:

Ordinary Income
Acuitas International Small Cap Fund	$75,739

As of June 30, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation	Total

Acuitas International Small Cap Fund	$787,728	$-	$(1,171,315)	$82,268	$(301,319)
Acuitas US Microcap Fund	769,295	4,756	-	3,298,318	4,072,369

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to currency contracts, investments in passive foreign investment companies and wash sales in the Acuitas International Small Cap Fund and wash sales in the Acuitas US Microcap Fund.

The Acuitas International Small Cap Fund has $376,214 available short term capital loss carryforwards that have no expiration date.

For tax purposes, the current post October capital loss was $795,101 (realized during the period November 1, 2014 through June 30, 2015) for Acuitas International Small Cap Fund. These losses will be recognized for tax purposes on the first business day of Acuitas International Small Cap Fund’s next fiscal year, July 1, 2015.

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2015

reclassified for the period ended June 30, 2015. The following reclassifications were the result of currency contracts and investments in passive foreign investment companies in the Acuitas International Small Cap Fund and net operating loss and investments in real estate investment trusts and registered investment companies in the Acuitas US Microcap Fund and have no impact on the net assets of each Fund.

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Acuitas International Small Cap Fund	$66,930	$(66,930)
Acuitas US Microcap Fund	221,252	(221,252)

Note 7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and each Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Acuitas International Small Cap Fund
and Acuitas US Microcap Fund
and the Board of Trustees of Forum Funds II

We have audited the accompanying statements of assets and liabilities of Acuitas International Small Cap Fund and Acuitas US Microcap Fund (the “Funds”), each a series of shares of beneficial interest in Forum Funds II, including the schedules of investments, as of June 30, 2015, and the related statements of operations and changes in net assets and the financial highlights for the period July 18, 2014 (commencement of operations) through June 30, 2015.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2015 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Acuitas International Small Cap Fund and Acuitas US Microcap Fund as of June 30, 2015, and the results of their operations, changes in their net assets and their financial highlights for the period July 18, 2014 through June 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 21, 2015

ACUITAS FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2015

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (844) 805-5628 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Federal Tax Status of Dividends Declared during the Fiscal Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Acuitas International Small Cap Fund designates 74.17% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, through June 30, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

ACUITAS FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2015

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	January 1, 2015	June 30, 2015	Period*	Ratio*
Acuitas International Small Cap Fund
Institutional Shares
Actual	$1,000.00	$1,084.16	$7.75	1.50%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.36	$7.50	1.50%

Acuitas US Microcap Fund
Institutional Shares
Actual	$1,000.00	$1,076.41	$8.75	1.70%
Hypothetical (5% return before taxes)	$1,000.00	$1,016.36	$8.50	1.70%

*
Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer and Mr. Hong are considered Interested Trustees due to their affiliation with Atlantic. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 805-5628.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	36	Trustee, Forum Funds; Trustee, Forum ETF Trust
Mark D. Moyer Born: 1959	Trustee; Chairman, Audit Committee	Since 2013	Chief Financial Officer, Institute of International Education 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. 2005-2008; Adjunct Professor of Accounting, Fairfield University 2009-2012.	9	Trustee, Forum ETF Trust; Trustee, Outlook Funds Trust
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors 1996-2010.	9	Trustee, Forum ETF Trust
1The Fund Complex includes the Trust, Forum Funds and Forum ETF Trust and is overseen by different Boards of Trustees.

ACUITAS FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2015

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2013	President, Atlantic since 2008.	9	None
John Y. Keffer2 Born: 1942	Trustee	Since 2012	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	36	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, ALTMFX Trust; Director, Wintergreen Fund, Inc.
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
1The Fund Complex includes the Trust, Forum Funds and Forum ETF Trust and is overseen by different Boards of Trustees.
2Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

FOR MORE INFORMATION

INVESTMENT ADVISER
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
www.acuitasinvestments.com

TRANSFER AGENT
Atlantic Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

ACUITAS INTERNATIONAL SMALL CAP FUND
ACUITAS US MICROCAP FUND
P.O. Box 588
Portland, ME 04112
(844) 805-5628

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

220-ANR-0615

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted         a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has designated Mr. Mark Moyer as an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2014 and $24,320 in 2015.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2014 and $0 in 2015.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $0 in 2014 and $6,000  in 2015.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2014 and $0 in 2015.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2014 and $0 in 2015.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By: /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date: 8/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date: 8/5/15

By: /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date: 8/5/15